Segment information - Revenue information for reportable segments (Details) - ZAR (R) R in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of operating segments [line items]
Revenue	R 1,975,863	R 1,712,482	R 1,540,058
Adjusted EBITDA	602,785	441,866	301,613
Operating segments
Disclosure of operating segments [line items]
Revenue	1,975,863	1,712,482	1,540,058
Adjusted EBITDA	721,459	559,057	395,965
Corporate and consolidation entries
Disclosure of operating segments [line items]
Revenue	0	0	0
Adjusted EBITDA	(118,674)	(117,191)	(94,352)
Regional Sales Offices | Operating segments
Disclosure of operating segments [line items]
Revenue		1,711,438
Adjusted EBITDA		708,935
Regional Sales Offices | Operating segments | Total Regional Sales Offices
Disclosure of operating segments [line items]
Revenue	1,975,028		1,539,180
Adjusted EBITDA	878,353		523,793
Regional Sales Offices | Operating segments | Africa
Disclosure of operating segments [line items]
Revenue	1,044,406	957,478	859,169
Adjusted EBITDA	484,497	440,900	344,077
Regional Sales Offices | Operating segments | Europe
Disclosure of operating segments [line items]
Revenue	209,757	193,260	177,331
Adjusted EBITDA	67,796	65,326	52,369
Regional Sales Offices | Operating segments | Americas
Disclosure of operating segments [line items]
Revenue	328,963	227,605	160,419
Adjusted EBITDA	152,575	79,127	26,804
Regional Sales Offices | Operating segments | Middle East and Australasia
Disclosure of operating segments [line items]
Revenue	323,494	278,665	304,450
Adjusted EBITDA	145,887	106,835	91,149
Regional Sales Offices | Operating segments | Brazil
Disclosure of operating segments [line items]
Revenue	68,408	54,430	37,811
Adjusted EBITDA	27,598	16,747	9,394
Central Services Organization | Operating segments | Central Services Organization
Disclosure of operating segments [line items]
Revenue	835	1,044	878
Adjusted EBITDA	(156,894)	(149,878)	(127,828)
Subscription revenue
Disclosure of operating segments [line items]
Revenue	1,693,245	1,434,615	1,239,914
Subscription revenue | Operating segments
Disclosure of operating segments [line items]
Revenue	1,693,245	1,434,615	1,239,914
Subscription revenue | Corporate and consolidation entries
Disclosure of operating segments [line items]
Revenue	0	0	0
Subscription revenue | Regional Sales Offices | Operating segments
Disclosure of operating segments [line items]
Revenue		1,433,711
Subscription revenue | Regional Sales Offices | Operating segments | Total Regional Sales Offices
Disclosure of operating segments [line items]
Revenue	1,692,500		1,239,036
Subscription revenue | Regional Sales Offices | Operating segments | Africa
Disclosure of operating segments [line items]
Revenue	969,377	872,646	772,224
Subscription revenue | Regional Sales Offices | Operating segments | Europe
Disclosure of operating segments [line items]
Revenue	140,539	115,199	113,223
Subscription revenue | Regional Sales Offices | Operating segments | Americas
Disclosure of operating segments [line items]
Revenue	292,577	194,890	121,462
Subscription revenue | Regional Sales Offices | Operating segments | Middle East and Australasia
Disclosure of operating segments [line items]
Revenue	226,020	200,241	199,474
Subscription revenue | Regional Sales Offices | Operating segments | Brazil
Disclosure of operating segments [line items]
Revenue	63,987	50,735	32,653
Subscription revenue | Central Services Organization | Operating segments | Central Services Organization
Disclosure of operating segments [line items]
Revenue	745	904	878
Hardware and other revenue
Disclosure of operating segments [line items]
Revenue	282,618	277,867	300,144
Hardware and other revenue | Operating segments
Disclosure of operating segments [line items]
Revenue	282,618	277,867	300,144
Hardware and other revenue | Corporate and consolidation entries
Disclosure of operating segments [line items]
Revenue	0	0	0
Hardware and other revenue | Regional Sales Offices | Operating segments
Disclosure of operating segments [line items]
Revenue		277,727
Hardware and other revenue | Regional Sales Offices | Operating segments | Total Regional Sales Offices
Disclosure of operating segments [line items]
Revenue	282,528		300,144
Hardware and other revenue | Regional Sales Offices | Operating segments | Africa
Disclosure of operating segments [line items]
Revenue	75,029	84,832	86,945
Hardware and other revenue | Regional Sales Offices | Operating segments | Europe
Disclosure of operating segments [line items]
Revenue	69,218	78,061	64,108
Hardware and other revenue | Regional Sales Offices | Operating segments | Americas
Disclosure of operating segments [line items]
Revenue	36,386	32,715	38,957
Hardware and other revenue | Regional Sales Offices | Operating segments | Middle East and Australasia
Disclosure of operating segments [line items]
Revenue	97,474	78,424	104,976
Hardware and other revenue | Regional Sales Offices | Operating segments | Brazil
Disclosure of operating segments [line items]
Revenue	4,421	3,695	5,158
Hardware and other revenue | Central Services Organization | Operating segments | Central Services Organization
Disclosure of operating segments [line items]
Revenue	R 90	R 140	R 0